Note 3 - Earnings per Share (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Earnings per Share (Details) [Line Items]
Common Stock Equivalents Outstanding		0		0	0
Number of Subscriptions Received from Investors	294,685
Common Stock, Shares Authorized	173,305		4,000,000	4,000,000	4,000,000
Stock Issued During Period, Shares, New Issues	192,641
Percentage of Basic Subscriptions Allocated to Shareholders	100.00%
Proceeds from Issuance of Common Stock (in Dollars)	$ 9,961,476	$ 9,961,476
Additional Shares [Member]
Note 3 - Earnings per Share (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	19,336
Minimum [Member]
Note 3 - Earnings per Share (Details) [Line Items]
Common Stock, Value, Subscriptions (in Dollars)	9,210,000
Maximum [Member]
Note 3 - Earnings per Share (Details) [Line Items]
Common Stock, Value, Subscriptions (in Dollars)	$ 10,210,000